Financial instruments	12 Months Ended
Sep. 30, 2021
Financial Instruments [Abstract]
Financial instruments	Financial instruments
FAIR VALUE MEASUREMENTS
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
Valuation techniques used to value financial instruments are as follows:
-    The fair value of Senior U.S. unsecured notes, the 2021 U.S. Senior Notes, the 2021 CAD Senior Notes, the unsecured committed revolving credit facility, the unsecured committed term loan credit facility and the other long-term debt is estimated by discounting expected cash flows at rates currently offered to the Company for debts of the same remaining maturities and conditions;
-     The fair value of long-term bonds included in funds held for clients and in long-term investments is determined by discounting the future cash flows using observable inputs, such as interest rate yield curves or credit spreads, or according to similar transactions on an arm's-length basis;
-    The fair value of foreign currency forward contracts is determined using forward exchange rates at the end of the reporting period;
-    The fair value of cross-currency swaps and interest rate swaps is determined based on market data (primarily yield curves, exchange rates and interest rates) to calculate the present value of all estimated cash flows;
-    The fair value of cash and cash equivalents and short-term investments included in current financial assets is determined using observable quotes; and
-    The fair value of deferred compensation plan assets within long-term financial assets is based on observable price quotations and net assets values at the reporting date.
As at September 30, 2021, there were no changes in valuation techniques.
The following table presents the financial liabilities included in the long-term debt (Note 14) measured at amortized cost categorized using the fair value hierarchy.

		As at September 30, 2021		As at September 30, 2020
	Level	Carrying amount	Fair value	Carrying amount	Fair value
		$	$	$	$
Senior U.S. unsecured notes	Level 2	888,307	936,084	1,211,965	1,297,632
2021 U.S. Senior Notes	Level 2	1,253,226	1,255,055	—	—
2021 CAD Senior Notes	Level 2	595,331	585,506	—	—
Other long-term debt	Level 2	31,169	30,345	44,842	43,536
		2,768,033	2,806,990	1,256,807	1,341,168
For the remaining financial assets and liabilities measured at amortized cost, the carrying values approximate the fair values of the financial instruments given their short term maturity.
31.    Financial instruments (continued)
FAIR VALUE MEASUREMENTS (CONTINUED)
The following table presents financial assets and liabilities measured at fair value categorized using the fair value hierarchy:

	Level	As at September 30, 2021	As at September 30, 2020
		$	$
Financial assets
FVTE
Cash and cash equivalents	Level 2	1,699,206	1,707,985
Deferred compensation plan assets (Note 11)	Level 1	81,633	73,156
		1,780,839	1,781,141
Derivative financial instruments designated as hedging instruments
Current derivative financial instruments included in current financial assets	Level 2
Cross-currency swaps		4,146	—
Foreign currency forward contracts		12,745	17,027
Interest rate swaps		1,043	—
Long-term derivative financial instruments (Note 11)	Level 2
Cross-currency swaps		24,347	25,362
Foreign currency forward contracts		9,231	8,636
Interest rate swaps		—	6,180
		51,512	57,205
FVOCI
Short-term investments included in current financial assets	Level 2	1,027	1,473
Long-term bonds included in funds held for clients (Note 5)	Level 2	136,629	148,470
Long-term investments (Note 11)	Level 2	19,354	22,612
		157,010	172,555
Financial liabilities
Derivative financial instruments designated as hedging instruments
Current derivative financial instruments	Level 2
Cross-currency swaps		5,762	5,320
Foreign currency forward contracts		735	3,008
Long-term derivative financial instruments	Level 2
Cross-currency swaps		39,918	52,275
Foreign currency forward contracts		1,866	4,347
		48,281	64,950
There have been no transfers between Level 1 and Level 2 for the years ended September 30, 2021 and 2020.
31.    Financial instruments (continued)
MARKET RISK
Market risk incorporates a range of risks. Movements in risk factors, such as interest rate risk and currency risk, affect the fair values of financial assets and liabilities.
Interest rate risk
The Company has interest rate swaps whereby the Company receives a fixed rate of interest and pays interest at a variable rate of its Senior U.S. unsecured note. These swaps are being used to hedge the exposure to changes in the fair value of the debt. The following table summarizes the fair value of these swaps:

					As at September 30, 2021	As at September 30, 2020
Interest rate swaps	Notional amount	Receive Rate	Pay Rate	Maturity	Fair value	Fair value
					$	$
Fair value hedges of Senior U.S. unsecured note	U.S.$250,000	4.99%	LIBOR 1 month +3.26%	December 2021	1,043	6,180
Senior U.S. unsecured note with a carrying value of $318,009,000, includes an accumulated amount of fair value hedge adjustments of $1,132,000 as at September 30, 2021.
In addition, the Company designates cross-currency interest rate swaps as cash flow hedges for changes in both interest rates and foreign exchange rates of foreign currency denominated long-term debt as described below.
The Company is also exposed to interest rate risk on its unsecured committed revolving credit facility carrying amount.
The Company analyzes its interest rate risk exposure on an ongoing basis using various scenarios to simulate refinancing or the renewal of existing positions. Based on these scenarios, a change in the interest rate of 1% would not have had a significant impact on net earnings.
Currency risk
The Company operates internationally and is exposed to risk from changes in foreign currency exchange rates. The Company mitigates this risk principally through foreign currency denominated debt and derivative financial instruments, which includes foreign currency forward contracts and cross-currency swaps.
The Company hedges a portion of the translation of the Company’s net investments in its U.S. operations into Canadian dollar, with Senior U.S. unsecured notes. As of September 30, 2021, the Senior U.S. unsecured notes of a carrying value of $1,742,324,000 and a nominal amount of $1,741,252,000 have been designated as hedging instruments to hedge portions of the Company’s net investments in its U.S. operations.
The Company also hedges a portion of the translation of the Company’s net investments in its European operations with cross-currency swaps.
31.    Financial instruments (continued)
MARKET RISK (CONTINUED)
Currency risk (continued)
The following tables summarize the cross-currency swap agreements that the Company had entered into in order to manage its currency:

					As at September 30, 2021	As at September 30, 2020
Receive Notional	Receive Rate	Pay Notional	Pay rate	Maturity	Fair value	Fair value
					$	$
Hedges of net investments in European operations
$228,700	From 3.41% to 3.81%	€147,200	From 2.14% to 2.51%	From September 2022 to 2024	12,859	189
$136,274	From 3.57% to 3.63%	£75,842	From 2.67% to 2.80%	September 2024	9,814	8,977
$58,419	From 3.57% to 3.68%	kr371,900	From 2.12% to 2.18%	September 2024	5,820	5,359
Hedges of net investments in European operations and cash flow hedges on unsecured committed term loan credit facility
US$500,000	LIBOR 1 month + 1.00%	€443,381	From 1.13% to 1.17%	December 2023	(27,819)	(45,599)
Cash flow hedges of Senior U.S. unsecured notes
US$315,000	From 3.74% to 4.06%	$423,393	From 3.41% to 3.81%	From September 2022 to 2024	(17,861)	(1,159)
Total					(17,187)	(32,233)
During the year ended September 30, 2021, the Company settled cross-currency swaps with a notional amount of $145,500,000 for a net amount of $6,992,000. The related amounts recognized in accumulated other comprehensive income will be transferred to earnings when the net investment is disposed of.
The Company enters into foreign currency forward contracts to hedge the variability in various foreign currency exchange rates on future revenues. Hedging relationships are designated and documented at inception and quarterly effectiveness assessments are performed during the year.
As at September 30, 2021, the Company held foreign currency forward contracts to hedge exposures to changes in foreign currency, which have the following notional, average contract rates and maturities:

		Average contract rates		As at September 30, 2021	As at September 30, 2020
Foreign currency forward contracts	Notional	Less than one year	More than one year	Fair value	Fair value
				$	$
USD/INR	US$146,367	76.52	82.88	4,002	2,473
CAD/INR	$266,077	59.50	63.87	882	6,196
EUR/INR	€86,244	92.21	99.38	6,650	4,731
GBP/INR	£70,552	102.82	111.37	2,390	4,522
SEK/INR	kr151,588	8.60	9.04	(10)	477
EUR/GBP	€31,955	0.89	0.89	1,033	(1,210)
EUR/MAD	€32,196	10.67	10.99	2,064	2,534
EUR/CZK	€17,704	26.63	26.81	758	(1,039)
EUR/SEK	€19,185	10.66	10.75	1,396	120
Others	$60,293			210	(496)
Total				19,375	18,308
31.    Financial instruments (continued)
MARKET RISK (CONTINUED)
Currency risk (continued)
The following table details the Company's sensitivity to a 10% strengthening of the Swedish krona, the U.S. dollar, the euro and the British pound foreign currency rates on net earnings and comprehensive income. The sensitivity analysis on net earnings presents the impact of foreign currency denominated financial instruments and adjusts their translation at period end for a 10% strengthening in foreign currency rates. The sensitivity analysis on other comprehensive income presents the impact of a 10% strengthening in foreign currency rates on the fair value of foreign currency forward contracts designated as cash flow hedges and on net investment hedges.

				2021				2020
	Swedish krona impact	U.S. dollar impact	euro impact	British pound impact	Swedish krona impact	U.S. dollar impact	euro impact	British pound impact
	$	$	$	$	$	$	$	$
Increase in net earnings	171	1,416	1,294	1,227	317	1,215	190	931
Decrease in other comprehensive (loss) income	(8,287)	(187,587)	(83,334)	(25,622)	(11,047)	(233,182)	(116,136)	(29,080)
LIQUIDITY RISK
Liquidity risk that an entity will encounter difficulty in meeting obligations associated with financial liabilities that are settled by delivering cash or another financial assets. The Company’s activities are financed through a combination of the cash flows from operations, borrowing under existing unsecured committed revolving credit facility, the issuance of debt and the issuance of equity. One of management’s primary goals is to maintain an optimal level of liquidity through the active management of the assets and liabilities as well as the cash flows. The Company regularly monitors its cash forecasts to ensure it has sufficient flexibility under its available liquidity to meet its obligations.
31.    Financial instruments (continued)
LIQUIDITY RISK (CONTINUED)
The following tables summarize the carrying amount and the contractual maturities of both the interest and principal portion of financial liabilities. All amounts contractually denominated in foreign currency are presented in Canadian dollar equivalent amounts using the period-end spot rate or floating rate.

As at September 30, 2021	Carrying amount	Contractual cash flows	Less than one year	Between one and three years	Between three and five years	Beyond five years
	$	$	$	$	$	$
Non-derivative financial liabilities
Accounts payable and accrued liabilities	891,374	891,374	891,374	—	—	—
Accrued compensation and employee-related liabilities	1,084,014	1,084,014	1,084,014	—	—	—
Senior U.S. unsecured notes	888,307	955,768	410,738	545,030	—	—
2021 U.S. Senior Notes	1,253,226	1,439,360	22,690	45,380	805,940	565,350
2021 CAD Senior Notes	595,331	688,269	12,669	25,200	25,200	625,200
Unsecured committed term loan credit facility	633,623	649,498	7,043	642,455	—	—
Lease liabilities	776,940	877,498	192,750	318,993	180,593	185,162
Other long-term debt	31,169	32,071	13,133	18,337	595	6
Clients’ funds obligations	591,101	591,101	591,101	—	—	—
Derivative financial liabilities
Cash flow hedges of future revenue	2,601
Outflow		163,162	55,039	103,373	4,750	—
(Inflow)		(171,282)	(55,756)	(110,294)	(5,232)	—
Cross-currency swaps	45,680
Outflow		1,128,791	91,667	1,037,124	—	—
(Inflow)		(1,088,240)	(85,776)	(1,002,464)	—	—
	6,793,366	7,241,384	3,230,686	1,623,134	1,011,846	1,375,718

As at September 30, 2020	Carrying amount	Contractual cash flows	Less than one year	Between one and three years	Between three and five years	Beyond five years
	$	$	$	$	$	$
Non-derivative financial liabilities
Accounts payable and accrued liabilities	814,119	814,119	814,119	—	—	—
Accrued compensation and employee-related liabilities	884,619	884,619	884,619	—	—	—
Senior U.S. and euro unsecured notes	1,211,965	1,325,791	321,089	519,605	485,097	—
Unsecured committed term loan credit facilities	2,330,288	2,400,927	35,869	1,696,940	668,118	—
Lease liabilities	876,370	1,002,493	207,617	325,964	229,871	239,041
Other long-term debt	44,842	45,221	38,240	5,387	1,587	7
Clients’ funds obligations	720,322	720,322	720,322	—	—	—
Derivative financial liabilities
Cash flow hedges of future revenue	6,694
Outflow		290,661	108,478	163,183	19,000	—
(Inflow)		(299,279)	(107,621)	(169,846)	(21,812)	—
Cross-currency swaps	57,595
Outflow		1,272,197	315,839	168,458	787,900	—
(Inflow)		(1,232,774)	(311,715)	(163,025)	(758,034)	—
Non deliverable forwards	661
Outflow		661	661	—	—	—
	6,947,475	7,224,958	3,027,517	2,546,666	1,411,727	239,048
31.    Financial instruments (continued)
LIQUIDITY RISK (CONTINUED)
As at September 30, 2021, the Company held cash and cash equivalents, funds held for clients, short-term investments and long-term investments of $2,312,741,000 ($2,457,248,000 as at September 30, 2020). The Company also had available $1,493,372,000 in unsecured committed revolving credit facility ($1,490,301,000 as at September 30, 2020). As at September 30, 2021, trade accounts receivable amounted to $938,417,000 (Note 4) ($904,887,000 as at September 30, 2020). Given the Company’s available liquid resources as compared to the timing of the payments of liabilities, management assesses the Company’s liquidity risk to be low.
CREDIT RISK
The Company takes on exposure to credit risk, which is the risk that a counterparty will be unable to pay amounts in full when due. Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash and cash equivalents, accounts receivable, work in progress, long-term investments and derivative financial instruments with a positive fair value. The maximum exposure of credit risk is generally represented by the carrying amount of these items reported on the consolidated balance sheets.
The Company is exposed to credit risk in connection with long-term investments through the possible inability of borrowers to meet the terms of their obligations. The Company mitigates this risk by investing primarily in high credit quality corporate and government bonds with a credit rating of A- or higher. The application of the low credit exemption had no material impact on the Company's consolidated financial statements.
The Company has accounts receivable derived from clients engaged in various industries including government; manufacturing, retail & distribution; financial services; communications & utilities; and health that are not concentrated in any specific geographic area. These specific industries may be affected by economic factors that may impact trade accounts receivable. However, management does not believe that the Company is subject to any significant credit risk in view of the Company’s large and diversified client base and that any single industry or geographic region represents a significant credit risk to the Company. Historically, the Company has not made any significant write-offs and had low bad debt ratios. The application of the simplified approach to measure expected credit losses for trade accounts receivable and work in progress had no material impact on the Company's consolidated financial statements.
The following table sets forth details of the age of trade accounts receivable that are past due:

	2021	2020
	$	$
Not past due	818,520	775,975
Past due 1-30 days	47,702	44,278
Past due 31-60 days	21,582	29,948
Past due 61-90 days	7,402	6,407
Past due more than 90 days	46,939	53,546
	942,145	910,154
Allowance for doubtful accounts	(3,728)	(5,267)
	938,417	904,887
In addition, the exposure to credit risk of cash and cash equivalents and derivatives financial instruments is limited given that the Company deals mainly with a diverse group of high-grade financial institutions and that derivatives agreements are generally subject to master netting agreements, such as the International Swaps and Derivatives Association, which provide for net settlement of all outstanding contracts with the counterparty in case of an event of default.